Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Less: Accumulated depreciation and impairment	¥ (111,493)	$ (17,495)	¥ (96,419)
Total property and equipment, net	62,179	9,757	73,522
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,744	744	4,414
Computer Equipment and Servers
Property Plant And Equipment [Line Items]
Property and equipment, gross	163,392	25,640	162,587
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	5,451	855	100
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 85	$ 13	¥ 2,840